Investment Objectives and Goals - Westwood Salient Enhanced Power & Infrastructure ETF	Jun. 12, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD SALIENT ENHANCED POWER & INFRASTRUCTURE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Westwood Salient Enhanced Power & Infrastructure ETF (the “Fund”) seeks total return through a combination of income and capital appreciation.